Derivatives - Summary of Gross Notional Amounts and Fair Value of Derivatives (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivatives, Fair Value [Line Items]
Notional amount	$ 12,379,000,000	$ 25,097,000,000
Reinsurance recoverables at fair value	(23,000,000)	874,000,000
Fair Value, Assets	574,000,000	872,000,000
Fair Value, Liabilities	597,000,000
Fair Value, Liability, Total		2,000,000
Designated as Hedging | Cash Flow Hedging | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional amount	250,000,000	250,000,000
Reinsurance recoverables at fair value	(29,000,000)	0
Fair Value, Assets	0	0
Fair Value, Liabilities	29,000,000	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	12,129,000,000	24,847,000,000
Reinsurance recoverables at fair value	6,000,000	874,000,000
Fair Value, Assets	574,000,000	872,000,000
Fair Value, Liabilities	568,000,000	(2,000,000)
Not Designated as Hedging Instrument | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Notional amount	0	276,000,000
Not Designated as Hedging Instrument | Total embedded derivatives
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Reinsurance recoverables at fair value	167,000,000	645,000,000
Fair Value, Assets	401,000,000	343,000,000
Fair Value, Liabilities	234,000,000	(302,000,000)
Not Designated as Hedging Instrument | Modified coinsurance embedded derivative
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Reinsurance recoverables at fair value	302,000,000	726,000,000
Fair Value, Assets	0	129,000,000
Fair Value, Liabilities	(302,000,000)	(597,000,000)
Not Designated as Hedging Instrument | Fixed indexed annuities
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Reinsurance recoverables at fair value	(135,000,000)	(81,000,000)
Fair Value, Assets	406,000,000	243,000,000
Fair Value, Liabilities	541,000,000	324,000,000
Not Designated as Hedging Instrument | Other
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Reinsurance recoverables at fair value	0	0
Fair Value, Assets	(5,000,000)	(29,000,000)
Fair Value, Liabilities	(5,000,000)	(29,000,000)
Not Designated as Hedging Instrument | Freestanding Derivatives
Derivatives, Fair Value [Line Items]
Notional amount	12,129,000,000	24,847,000,000
Reinsurance recoverables at fair value	(161,000,000)	229,000,000
Fair Value, Assets	173,000,000	529,000,000
Fair Value, Liabilities	334,000,000	300,000,000
Not Designated as Hedging Instrument | Variable annuities macro hedge program
Derivatives, Fair Value [Line Items]
Notional amount	10,340,000,000	22,823,000,000
Reinsurance recoverables at fair value	5,000,000	211,000,000
Fair Value, Assets	151,000,000	506,000,000
Fair Value, Liabilities	146,000,000	295,000,000
Not Designated as Hedging Instrument | Foreign Currency Swaps and Forwards
Derivatives, Fair Value [Line Items]
Notional amount	202,000,000	161,000,000
Reinsurance recoverables at fair value	12,000,000	15,000,000
Fair Value, Assets	12,000,000	16,000,000
Fair Value, Liabilities	0	1,000,000
Not Designated as Hedging Instrument | Interest rate swaps, swaptions, and futures
Derivatives, Fair Value [Line Items]
Notional amount	1,087,000,000	1,363,000,000
Reinsurance recoverables at fair value	(188,000,000)	(1,000,000)
Fair Value, Assets	0	3,000,000
Fair Value, Liabilities	188,000,000	4,000,000
Not Designated as Hedging Instrument | Credit derivatives
Derivatives, Fair Value [Line Items]
Notional amount	500,000,000	500,000,000
Reinsurance recoverables at fair value	10,000,000	4,000,000
Fair Value, Assets	10,000,000	4,000,000
Fair Value, Liabilities	$ 0	$ 0